HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Opportunities Fund
(the “Fund”)

Supplement dated March 22, 2013
to the Prospectus dated November 30, 2012 as amended and restated March 11, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, Andrew Beal, Director of Pan Asian Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Beal contained in the Prospectus are hereby deleted.

Effective immediately, the following replaces the paragraph under “Management” on page seventeen (17) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser and Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•        Bill McQuaker, Head of Multi-Asset, has been the Fund’s lead Portfolio Manager and Asset Allocation Strategist since inception in 2010.

•        Nicholas Cowley, American Equities Fund Manager, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2010.

•        John Crawford, Director of Paciﬁc Asian Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2013.

•        Stephen Peak, Director of International Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2010.

Effective immediately, the fourth paragraph of the “Management of the Funds-Portfolio Managers-Emerging Markets Opportunities Fund-Portfolio Management of the Fund’s Sub-portfolios” section with respect to the Fund on page forty-four (44) of the Prospectus will be deleted in its entirety and replaced with the following.

The Fund is managed by a team of Portfolio Managers. Bill McQuaker, the Fund’s lead Portfolio Manager and Asset Allocation Strategist, generally oversees the management of the Fund and specifically oversees the allocation of the Fund’s assets among countries, regions and sectors. Individual members of the team manage the Fund’s investments in specific countries, regions and sectors as outlined below.

Bill McQuaker, Head of Multi-Asset, is the lead Portfolio Manager and Asset Allocation Strategist for the Fund. Mr. McQuaker’s biography is included in the All Asset Fund description above.

Asia – John Crawford, Director of Pacific Asian Equities, manages the Asia sub-portfolio of the Fund.  Mr. Crawford joined Henderson Global Investors in 1996 and has more than 23 years of investment industry experience.

Latin America - Nicholas Cowley, American Equities Fund Manager, manages the Latin American sub-portfolio of the Fund. He joined Henderson Global Investors in 2004 and has over 14 years of investment management experience.

Emerging Europe, Middle East and Africa (“EMEA”) - Stephen Peak, Director of International Equities, manages the EMEA sub-portfolio of the Fund. Mr. Peak began his investment career in 1975 at Norwich Union Insurance Group as a Fund Manager. He joined Touche Remnant in 1986, which was subsequently purchased by Henderson Global Investors in 1992. Mr. Peak has more than 37 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Opportunities Fund
(the “Fund”)

Supplement dated March 22, 2013
to the Statement of Additional Information dated November 30, 2012, as amended and restated February 8, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective immediately, Andrew Beal, Director of Pan Asian Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Beal contained in the Statement of Additional Information are hereby deleted.

Effective immediately, the following replaces the third paragraph under “Portfolio Managers-Portfolio Management” on page fifty-seven (57) of the Statement of Additional Information:

Bill McQuaker is the lead portfolio manager for the Emerging Markets Opportunities Fund.  Nicholas Cowley, John Crawford and Stephen Peak make up the other members of the portfolio management team.

Effective immediately, the following replaces Mr. Crawford’s information under “Portfolio Managers-Portfolio Management” on page fifty-eight (58) of the Statement of Additional Information:

The following table lists the number and types of accounts managed by Mr. Crawford and assets under management in those accounts as of March 8, 2013.  Unless noted otherwise, none of the portfolio managers managed any other accounts.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
John Crawford	Henderson International Opportunities Fund Henderson Emerging Markets Opportunities Fund	492.5m 17.5m	Henderson Asia Absolute Return Fund Henderson Asia Absolute Return Select Fund Henderson Asia Absolute INC	252.8m* 12.9m* 34.0m*			809.7m

Effective as of March 22, 2013, Mr. Crawford did not own shares of the Fund.  The Fund’s shares are not registered to be sold outside of the US.  Mr. Crawford resides outside of the US and is not eligible to purchase shares of the Fund.